Application of New and Revised International Financial Reporting Standards (IFRS)	12 Months Ended
Dec. 31, 2018
Application of New and Revised International Financial Reporting Standards (IFRS) [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)
2	Application of New and Revised International Financial Reporting Standards (IFRS)

The Company has adopted the following new and amended IFRS’s in these financial statements. The adoption of the standards did not have a material impact on the financial statements of the Company.

Description	Effective for annual periods beginning on or after
IFRS 15 - Revenue from Contracts with Customers	January 01, 2018
IFRS 9 - Financial Instruments	January 01, 2018
IFRIC 22 - Foreign Currency Transactions and Advance Consideration	January 01, 2018
Amendments to IAS 40 Transfers of Investment Property;	January 01, 2018